Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.02%
Aerospace & Defense–4.73%
General Dynamics Corp.	672,638	$100,458,485
Raytheon Technologies Corp.	1,090,134	78,184,410
Textron, Inc.	1,370,516	61,810,272
		240,453,167
Apparel Retail–1.56%
TJX Cos., Inc. (The)	1,245,924	79,128,633
Automobile Manufacturers–3.70%
General Motors Co.	4,290,283	188,086,007
Building Products–3.64%
Johnson Controls International PLC	2,419,092	111,374,996
Trane Technologies PLC	505,118	73,868,456
		185,243,452
Cable & Satellite–2.60%
Charter Communications, Inc., Class A(b)	92,635	60,397,094
Comcast Corp., Class A	1,424,918	71,587,880
		131,984,974
Commodity Chemicals–1.10%
Dow, Inc.	1,059,971	56,189,063
Data Processing & Outsourced Services–1.14%
Fiserv, Inc.(b)	504,757	58,137,911
Diversified Banks–4.75%
Bank of America Corp.	2,198,658	61,914,209
Citigroup, Inc.	1,213,056	66,802,994
Wells Fargo & Co.	4,117,977	112,626,671
		241,343,874
Electric Utilities–2.62%
Duke Energy Corp.	475,519	44,061,590
Exelon Corp.	1,237,243	50,813,570
FirstEnergy Corp.	1,439,721	38,238,990
		133,114,150
Electronic Components–1.09%
Corning, Inc.	1,482,122	55,461,005
Electronic Manufacturing Services–1.10%
TE Connectivity Ltd.	492,277	56,104,810
Fertilizers & Agricultural Chemicals–3.34%
Corteva, Inc.	3,174,720	121,655,270
Nutrien Ltd. (Canada)	973,370	47,957,940
		169,613,210
Food Distributors–2.86%
Sysco Corp.	1,065,840	75,983,734
US Foods Holding Corp.(b)	2,201,684	69,309,012
		145,292,746
Health Care Distributors–1.37%
McKesson Corp.	386,414	69,519,743
Shares		Value
Health Care Equipment–2.87%
Medtronic PLC	840,685	$95,585,885
Zimmer Biomet Holdings, Inc.	335,969	50,099,697
		145,685,582
Health Care Facilities–0.76%
Universal Health Services, Inc., Class B	295,786	38,623,736
Health Care Services–2.26%
Cigna Corp.	297,022	62,119,181
CVS Health Corp.	776,153	52,615,412
		114,734,593
Health Care Supplies–0.74%
Alcon, Inc. (Switzerland)(b)	586,945	37,606,140
Home Improvement Retail–0.97%
Kingfisher PLC (United Kingdom)	13,573,886	49,415,624
Human Resource & Employment Services–0.74%
Adecco Group AG (Switzerland)	625,204	37,767,113
Insurance Brokers–0.96%
Willis Towers Watson PLC	233,320	48,574,891
Integrated Oil & Gas–1.48%
Chevron Corp.	862,786	75,217,684
Internet & Direct Marketing Retail–1.49%
Booking Holdings, Inc.(b)	37,292	75,644,957
Investment Banking & Brokerage–5.85%
Charles Schwab Corp. (The)	836,026	40,781,348
Goldman Sachs Group, Inc. (The)	519,362	119,754,490
Morgan Stanley	2,210,060	136,648,010
		297,183,848
IT Consulting & Other Services–3.15%
Cognizant Technology Solutions Corp., Class A	2,050,924	160,238,692
Managed Health Care–2.26%
Anthem, Inc.	368,439	114,776,117
Movies & Entertainment–1.05%
Walt Disney Co. (The)	361,058	53,440,195
Multi-line Insurance–2.29%
American International Group, Inc.	3,025,733	116,309,177
Oil & Gas Exploration & Production–3.72%
Canadian Natural Resources Ltd. (Canada)	1,982,301	45,226,441
Concho Resources, Inc.	832,427	47,847,904
ConocoPhillips	325,612	12,881,211
Devon Energy Corp.	2,664,093	37,270,661
Parsley Energy, Inc., Class A	3,678,201	46,087,858
		189,314,075
Other Diversified Financial Services–2.08%
Equitable Holdings, Inc.	1,760,370	44,678,190

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Other Diversified Financial Services–(continued)
Voya Financial, Inc.	1,063,898	$61,312,442
		105,990,632
Packaged Foods & Meats–1.07%
Kellogg Co.	307,260	19,636,987
Mondelez International, Inc., Class A	606,241	34,828,545
		54,465,532
Pharmaceuticals–5.69%
Bristol-Myers Squibb Co.	1,489,379	92,937,249
GlaxoSmithKline PLC (United Kingdom)	1,743,027	31,894,834
Johnson & Johnson	304,788	44,096,728
Pfizer, Inc.	1,358,489	52,043,713
Sanofi (France)	675,484	67,965,940
		288,938,464
Railroads–2.24%
CSX Corp.	1,262,923	113,726,216
Real Estate Services–2.31%
CBRE Group, Inc., Class A(b)	1,919,034	117,329,739
Regional Banks–6.26%
Citizens Financial Group, Inc.	3,106,623	101,462,307
PNC Financial Services Group, Inc. (The)	857,313	118,369,206
Truist Financial Corp.	2,115,669	98,209,355
		318,040,868
Semiconductors–4.45%
Micron Technology, Inc.(b)	697,834	44,724,181
NXP Semiconductors N.V. (Netherlands)	441,351	69,918,826
QUALCOMM, Inc.	756,567	111,343,965
		225,986,972
Shares		Value
Specialty Chemicals–1.06%
DuPont de Nemours, Inc.	850,651	$53,965,299
Systems Software–1.73%
Oracle Corp.	1,519,497	87,705,367
Technology Hardware, Storage & Peripherals–0.90%
Apple, Inc.	383,079	45,605,555
Tobacco–2.52%
Philip Morris International, Inc.	1,691,527	128,133,170
Wireless Telecommunication Services–1.52%
Vodafone Group PLC (United Kingdom)	46,827,101	77,031,178
Total Common Stocks & Other Equity Interests (Cost $3,585,878,649)		4,981,124,161
Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d)	34,009,669	34,009,669
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(c)(d)	24,043,392	24,053,009
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	38,868,193	38,868,193
Total Money Market Funds (Cost $96,922,108)		96,930,871
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $3,682,800,757)		5,078,055,032
OTHER ASSETS LESS LIABILITIES—0.07%		3,747,808
NET ASSETS–100.00%		$5,081,802,840
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,386,014	$110,625,736	$(112,002,081)	$-	$-	$34,009,669	$1,161
Invesco Liquid Assets Portfolio, Institutional Class	25,039,016	79,018,383	(80,001,487)	(7,995)	5,092	24,053,009	4,255
Invesco Treasury Portfolio, Institutional Class	40,441,159	126,429,413	(128,002,379)	-	-	38,868,193	1,072
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	50,251,877	(50,251,924)	47	-	-	244*
Invesco Private Prime Fund	-	16,750,036	(16,750,036)	-	-	-	275*
Total	$100,866,189	$383,075,445	$(387,007,907)	$(7,948)	$5,092	$96,930,871	$7,007

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2020	State Street Bank & Trust Co.	USD	550,577	CAD	720,663	$4,398
12/18/2020	State Street Bank & Trust Co.	USD	3,002,737	CHF	2,733,759	7,417
12/18/2020	State Street Bank & Trust Co.	USD	2,014,605	EUR	1,695,455	8,833
12/18/2020	State Street Bank & Trust Co.	USD	6,062,140	GBP	4,560,412	19,048
Subtotal—Appreciation						39,696
Currency Risk
12/18/2020	Bank of New York Mellon (The)	CAD	39,477,967	USD	30,159,312	(242,255)
12/18/2020	State Street Bank & Trust Co.	CAD	7,950,698	USD	6,097,431	(25,317)
12/18/2020	State Street Bank & Trust Co.	CHF	52,940,435	USD	58,180,111	(112,826)
12/18/2020	State Street Bank & Trust Co.	EUR	44,716,509	USD	53,108,476	(258,385)
12/18/2020	State Street Bank & Trust Co.	GBP	95,740,415	USD	126,919,538	(747,743)
12/18/2020	State Street Bank & Trust Co.	USD	477,163	CAD	619,503	(91)
12/18/2020	State Street Bank & Trust Co.	USD	1,632,065	GBP	1,221,755	(2,887)
Subtotal—Depreciation						(1,389,504)
Total Forward Foreign Currency Contracts						$(1,349,808)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,679,443,332	$301,680,829	$—	$4,981,124,161
Money Market Funds	96,930,871	—	—	96,930,871
Total Investments in Securities	4,776,374,203	301,680,829	—	5,078,055,032
Other Investments - Assets*
Forward Foreign Currency Contracts	—	39,696	—	39,696
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,389,504)	—	(1,389,504)
Total Other Investments	—	(1,349,808)	—	(1,349,808)
Total Investments	$4,776,374,203	$300,331,021	$—	$5,076,705,224

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Growth and Income Fund